DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)					1 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) hydroponicfarm	Jul. 12, 2021 USD ($) $ / shares shares	Jul. 12, 2021 USD ($) $ / shares shares	Jan. 25, 2021 USD ($)	Jan. 25, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) tradingDay shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) hydroponicfarm	Jun. 30, 2022 USD ($) tradingDay shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) hydroponicfarm	Dec. 31, 2020 USD ($) hydroponicfarm	Jul. 12, 2022 USD ($)	Jul. 11, 2022 $ / shares	Jun. 27, 2022 $ / shares	Apr. 19, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 07, 2022 USD ($)	Mar. 04, 2022 USD ($)	Jan. 30, 2022	Dec. 31, 2019 USD ($)
Number of large scale hydroponic farms	4						5				1	5		4	1
Net Income (Loss) Attributable to Parent							$ (78,655,000)	$ (16,318,000)	$ (7,676,000)	$ (4,903,000)		$ (94,973,000)	$ (12,580,000)	$ (40,057,000)	$ (8,657,000)
Accumulated deficit	$ (62,606,000)						(157,579,000)				$ (22,549,000)	(157,579,000)		(62,606,000)	(22,549,000)
Gross proceeds from sale-leaseback transaction								8,100,000
Convertible debt current							$ 10,253,000	10,000,000				$ 10,253,000										$ 10,000,000
Class of warrant or right, outstanding | shares							14,438,000					14,438,000
Cash	16,146,000						$ 3,335,000				113,353,000	$ 3,335,000		16,146,000	113,353,000
Repayments of debt														34,000,000
Subsequent Event [Member]
Stock issued during period value private placement						$ 10,000,000
Sale of stock, price per share | $ / shares																	$ 4.00
Senior Secured Credit Facility [Member] | Line of Credit [Member]
Borrowing capacity under credit agreement							30,000,000					30,000,000							$ 30,000,000	$ 10,000,000
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Secured Debt [Member]
Debt instrument face amount																			$ 20,000,000	$ 20,000,000
Senior Secured Credit Facility [Member] | Line Of Credit [Member] | Secured Debt [Member]
Debt instrument face amount							20,000,000					20,000,000
Borrowing capacity under credit agreement							$ 10,000,000					$ 10,000,000
Convertible Debt [Member]
Debt instrument face amount								20,000,000													$ 20,000,000	$ 20,000,000		$ 3,000,000
Convertible debt current								10,000,000
Agrico Acquisition Corp [Member]
Price per private warrant | $ / shares		$ 11.50	$ 11.50															$ 11.50
Sale of warrant price per share | $ / shares																		$ 1.00
Net Income (Loss) Attributable to Parent								(379,541)			(9,672)			(372,974)
Accumulated deficit	(4,544,300)							(4,923,841)			(9,672)			(4,544,300)	(9,672)
Class of warrant or right, outstanding | shares		7,250,000	7,250,000
Sale Of warrants price per share | $ / shares		$ 1.00	$ 1.00
Net proceeds		$ 146,625,000	$ 146,625,000
Public shares redeem percentage		100.00%	100.00%
Trust account price per share | $ / shares		$ 10.20	$ 10.20
Public share price per share | $ / shares			$ 10.00
Cash	664,428							288,426						664,428
Working capital	467,648							81,284						467,648
Founder shares cost	25,000			$ 25,000	$ 25,000			25,000
Unsecured promissory note	$ 200,000							$ 200,000
Repayments of debt														$ 171,356
Business combination descriptions								(i) Pubco Ordinary Shares trading at or over a market price of $12.50; and (ii) Pubco Ordinary Shares trading at or over a market price of $15.00, in each case, for 20 trading days within a 30 trading-day period, based on volume-weighted average trading prices. The amount of shares issuable to each CVR holder for the achievement of each milestone is, in each case, a pro rata portion of an amount of Pubco Ordinary Shares equivalent to 5% of the amount of Kalera Shares outstanding as of immediately following the Kalera Capital Reduction on a fully-diluted basis
Agrico Acquisition Corp [Member] | Kalera Shareholders [Member]
Ownership percentage																							52.00%
Agrico Acquisition Corp [Member] | Maximum [Member]
Interest to pay dissolution expenses		$ 50,000	$ 50,000													$ 50,000
Agrico Acquisition Corp [Member] | Sponsor [Member]
Public share price per share | $ / shares			$ 10.00
Agrico Acquisition Corp [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction | shares		14,375,000
Class of warrant or right, outstanding | shares							7,187,500					7,187,500
Transaction costs		$ 9,998,781	$ 9,998,781
Underwriting fees		2,875,000	2,875,000
Deferred underwriting fees		5,031,250	5,031,250
Other ownership interests, offering costs		655,031	655,031
Fair value representative shares cost		1,437,500	1,437,500
Net proceeds		$ 146,625,000	$ 146,625,000
Sale of stock prices per share | $ / shares		$ 10.20	$ 10.20
Maturity terms		185 days	185 days
Agrico Acquisition Corp [Member] | IPO [Member] | DJCAAC LLC [Member]
Stock issued during period, shares, other | shares		14,375,000
Sale of stock, number of shares issued in transaction | shares		1,875,000
Sale of stock, price per share | $ / shares		$ 10.00	$ 10.00
Agrico Acquisition Corp [Member] | Over-Allotment Option [Member]
Sale of stock, price per share | $ / shares		$ 10.00	10.00
Gross proceeds		$ 143,750,000
Agrico Acquisition Corp [Member] | Private Placement [Member]
Price per private warrant | $ / shares		$ 11.50	11.50
Gross proceeds		$ 7,250,000
Sale Of warrants price per share | $ / shares		$ 1.00	$ 1.00